Share-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,455	$ 4,040	$ 2,694
Weighted-average grant-date fair value of options granted			$ 4.23
Total unrecognized compensation cost related to non-vested NQSOs and RSUs	2,102
Amount related to shares used for tax withholding obligations	$ 171	$ 267
Annual retainer per non-employee director, percentage paid in cash	50.00%
Annual retainer per non-employee director, percentage paid in common stock	50.00%
Shares of common stock received by employee directors	86,000	112,000	99,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	RSUs can either vest in equal portions over the three year vesting period or vest in one installment on the third anniversary of the grant date.
Vesting period	3 years
Total unrecognized compensation cost, weighted-average period of recognition	1 year 10 months 24 days
Non Qualified Stock Options (NQSO) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period	0	0
Total unrecognized compensation cost, weighted-average period of recognition	4 months 24 days
Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	5,800,000
Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual retainer per non-employee director	$ 155
Chairman of the Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional annual retainer paid to non-employee director	$ 100
Additional percentage of annual retainer paid to non-employee director in common stock	50.00%
Additional percentage of annual retainer paid to non-employee director in cash	50.00%